Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund

June 30, 2021

ZMI-QTLY-0821
1.9884228.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	93	$1,793
Fidelity Series Commodity Strategy Fund (a)	631	3,514
Fidelity Series Large Cap Growth Index Fund (a)	65	1,143
Fidelity Series Large Cap Stock Fund (a)	64	1,271
Fidelity Series Large Cap Value Index Fund (a)	156	2,411
Fidelity Series Small Cap Opportunities Fund (a)	33	603
Fidelity Series Value Discovery Fund (a)	53	891
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,611)		11,626

International Equity Funds - 12.3%
Fidelity Series Canada Fund (a)	57	796
Fidelity Series Emerging Markets Fund (a)	64	777
Fidelity Series Emerging Markets Opportunities Fund (a)	260	6,983
Fidelity Series International Growth Fund (a)	95	1,862
Fidelity Series International Index Fund (a)	63	777
Fidelity Series International Small Cap Fund (a)	30	661
Fidelity Series International Value Fund (a)	166	1,854
Fidelity Series Overseas Fund (a)	136	1,858
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,266)		15,568

Bond Funds - 55.5%
Fidelity Series Corporate Bond Fund (a)	961	10,712
Fidelity Series Emerging Markets Debt Fund (a)	74	694
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	22	227
Fidelity Series Floating Rate High Income Fund (a)	15	135
Fidelity Series Government Bond Index Fund (a)	1,258	13,361
Fidelity Series High Income Fund (a)	84	802
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,384	15,200
Fidelity Series International Credit Fund (a)	6	64
Fidelity Series Investment Grade Bond Fund (a)	1,253	14,688
Fidelity Series Investment Grade Securitized Fund (a)	980	10,141
Fidelity Series Long-Term Treasury Bond Index Fund (a)	457	3,823
Fidelity Series Real Estate Income Fund (a)	42	483
TOTAL BOND FUNDS
(Cost $67,982)		70,330

Short-Term Funds - 23.0%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	7,765	7,765
Fidelity Series Short-Term Credit Fund (a)	492	4,999
Fidelity Series Treasury Bill Index Fund (a)	1,641	16,412
TOTAL SHORT-TERM FUNDS
(Cost $29,103)		29,176
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $116,962)		126,700
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$126,702

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,772	$57	$223	$--	$40	$147	$1,793
Fidelity Series Canada Fund	630	124	19	--	3	58	796
Fidelity Series Commodity Strategy Fund	3,411	--	348	--	18	433	3,514
Fidelity Series Corporate Bond Fund	10,413	133	123	69	--	289	10,712
Fidelity Series Emerging Markets Debt Fund	669	7	--	8	--	18	694
Fidelity Series Emerging Markets Debt Local Currency Fund	220	()	1	--	--	8	227
Fidelity Series Emerging Markets Fund	877	10	145	--	22	13	777
Fidelity Series Emerging Markets Opportunities Fund	7,928	75	1,376	--	293	63	6,983
Fidelity Series Floating Rate High Income Fund	132	2	--	1	--	1	135
Fidelity Series Government Bond Index Fund	12,839	357	21	34	--	186	13,361
Fidelity Series Government Money Market Fund 0.08%	9,303	78	1,616	1	--	--	7,765
Fidelity Series High Income Fund	781	9	6	10	--	18	802
Fidelity Series Inflation-Protected Bond Index Fund	14,775	158	64	--	1	330	15,200
Fidelity Series International Credit Fund	63	--	--	--	--	1	64
Fidelity Series International Growth Fund	1,548	275	96	--	7	128	1,862
Fidelity Series International Index Fund	646	120	21	--	3	29	777
Fidelity Series International Small Cap Fund	558	81	19	--	4	37	661
Fidelity Series International Value Fund	1,547	336	71	--	5	37	1,854
Fidelity Series Investment Grade Bond Fund	14,251	232	32	73	--	237	14,688
Fidelity Series Investment Grade Securitized Fund	9,984	127	19	5	--	49	10,141
Fidelity Series Large Cap Growth Index Fund	1,118	26	128	5	30	97	1,143
Fidelity Series Large Cap Stock Fund	1,221	24	62	--	15	73	1,271
Fidelity Series Large Cap Value Index Fund	2,332	65	107	--	16	105	2,411
Fidelity Series Long-Term Treasury Bond Index Fund	3,362	335	89	21	(20)	235	3,823
Fidelity Series Overseas Fund	1,551	286	99	--	23	97	1,858
Fidelity Series Real Estate Income Fund	469	--	10	1	--	24	483
Fidelity Series Short-Term Credit Fund	4,588	416	--	17	--	(5)	4,999
Fidelity Series Small Cap Opportunities Fund	590	24	28	--	11	6	603
Fidelity Series Treasury Bill Index Fund	14,780	1,639	7	3	--	--	16,412
Fidelity Series Value Discovery Fund	862	22	42	--	9	40	891
	$123,220	$5,018	$4,772	$248	$480	$2,754	$126,700

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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